Decommissioning and Rehabilitation Provision (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of decommissioning and rehabilitation provision [Line Items]
Discount rate used in current estimate of value in use	2.08%	2.11%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Non-current provision for decommissioning, restoration and rehabilitation costs	$ 6,561,000	$ 6,187,000
Expenditures to be incurred over certain years	20 years
Provision for decommissioning, restoration and rehabilitation costs	$ 5,286,000	$ 5,055,000	$ 4,955,000	$ 4,955,000